Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [abstract]
Trading assets	€ 116,748	€ 114,504
Non-trading derivatives	2,231	2,490
Designated as at fair value through profit or loss	4,242	5,099
Financial assets at fair value through profit or loss	€ 123,221	€ 122,093